RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provision of Gaming Related Services [Member]
Revenues (services provided by the Group):
Revenues	$ 339,924	$ 295,638	$ 151,597
Costs and expenses (services provided to the Group):
Costs and expenses	17,634	20,386	23,478
Services Fee [Member]
Revenues (services provided by the Group):
Revenues	39,126	39,971	51,842
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	1,191	1,328	5,465
Costs and expenses (services provided to the Group):
Costs and expenses	4,815	6,884	11,446
Transactions with affiliated companies [Member]
Sale and purchase of assets:
Purchase of property and equipment			139
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Transfer-in of other long-term assets	15,246	2,584	11,150
Purchase of property and equipment	41	282	457
Sale of property and equipment and other long-term assets	9,112	1,667	7,752
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Provision of Gaming Related Services [Member]
Revenues (services provided by the Group):
Revenues	339,924	295,638	151,597
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	89,862	82,862	71,688
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	39,126	39,971	51,842
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	1,191	1,328	5,465
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	92,214	98,622	111,327
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	33,256	33,453	34,131
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Pre opening Costs and Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	12,498	11,043	13,188
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff and Related Costs Capitalized in Construction in Progress [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	3,617	1,504	3,183
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchase of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	310	312	303
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Purchase of property and equipment	3,741	5,101	0
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member] | Consultancy Fee Expense [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 2,878	$ 568	$ 0